Long-term borrowings	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of Long-term Borrowings [line items]
Long-term borrowings
18 Long-term borrowings

	2025	2024

Remaining terms less than 1 year	-	-

Remaining terms 1 - 5 years	-	-

Remaining terms 5 - 10 years	286	301

Remaining terms over 10 years	455	480

On December 31	740	781

Fair value of long-term borrowings	806	835
The redemption periods of borrowings vary from 6 years to 14 years. The interest rates vary from 6.125% to 6.625% per year.